THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                               DECEMBER 27, 2017

                        ALPHAONE NEXTGEN TECHNOLOGY FUND
                       INSTITUTIONAL CLASS SHARES (AONTX)
                         INVESTOR CLASS SHARES (AONAX)

                      ALPHAONE VIMCO SMALL CAP VALUE FUND
                       INSTITUTIONAL CLASS SHARES (VIMIX)
                         INVESTOR CLASS SHARES (VIMOX)

              INSTITUTIONAL CLASS SHARES AND INVESTOR CLASS SHARES

                              INVESTMENT ADVISER:
                       ALPHAONE INVESTMENT SERVICES, LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE
ALPHAONE NEXTGEN TECHNOLOGY FUND ..........................................    1
     INVESTMENT OBJECTIVE .................................................    1
     FUND FEES AND EXPENSES ...............................................    1
     PRINCIPAL INVESTMENT STRATEGIES ......................................    2
     PRINCIPAL RISKS ......................................................    2
     PERFORMANCE INFORMATION ..............................................    4
     INVESTMENT ADVISER ...................................................    4
     PORTFOLIO MANAGER ....................................................    4
ALPHAONE VIMCO SMALL CAP VALUE FUND .......................................    5
     INVESTMENT OBJECTIVE .................................................    5
     FUND FEES AND EXPENSES ...............................................    5
     PRINCIPAL INVESTMENT STRATEGIES ......................................    6
     PRINCIPAL RISKS ......................................................    7
     PERFORMANCE INFORMATION ..............................................    8
     INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER ........................    8
     PORTFOLIO MANAGERS                                                        8
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND
     SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION ................   10
MORE INFORMATION ABOUT RISK ...............................................   11
MORE INFORMATION ABOUT FUND OBJECTIVES
     AND INVESTMENTS ......................................................   13
INFORMATION ABOUT PORTFOLIO HOLDINGS ......................................   14
INVESTMENT ADVISER ........................................................   14
INVESTMENT SUB-ADVISER ....................................................   15
PORTFOLIO MANAGERS ........................................................   15
ALPHAONE VIMCO SMALL CAP VALUE FUND RELATED
      PERFORMANCE DATA ....................................................   17
PURCHASING, SELLING AND EXCHANGING FUND SHARES ............................   18
PAYMENTS TO FINANCIAL INTERMEDIARIES ......................................   26
OTHER POLICIES ............................................................   27
DIVIDENDS AND DISTRIBUTIONS ...............................................   31
TAXES .....................................................................   31
ADDITIONAL INFORMATION ....................................................   32
FINANCIAL HIGHLIGHTS ......................................................   33
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS .....................  Back Cover

ALPHAONE NEXTGEN TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The investment objective of the AlphaOne NextGen Technology Fund (the "Fund") is to seek long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

 Redemption Fee (as a percentage of amount redeemed, if shares
 redeemed have been held for less than 90 days)                            2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                            INSTITUTIONAL CLASS      INVESTOR CLASS
                                                                   SHARES                SHARES
Management Fees                                                    0.90%                 0.90%
Distribution (12b-1) Fees                                          None                  0.25%
Other Expenses(1)                                                  2.85%                 2.85%
Acquired Fund Fees and Expenses(1)                                 0.01%                 0.01%
                                                                  -------               -------
Total Annual Fund Operating Expenses                               3.76%                 4.01%
Less Fee Reductions and/or Expense Reimbursements(2)              (2.35)%               (2.35)%
                                                                  -------               -------
Total Annual Fund Operating Expenses After Fee                     1.41%                 1.66%
Reductions and/or Expense Reimbursements

(1) Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2) AlphaOne Investment Services, LLC (the "Adviser" or "AlphaOne") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.40% of the average daily net assets of each of the Fund's share classes until February 28, 2021 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (taking into account the contractual expense limit) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR           3 YEARS
          Institutional Class Shares           $144             $446
          Investor Class Shares                $169             $523

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of next generation ("NextGen") technology companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this investment policy, a NextGen technology company is a company that produces, designs, or markets innovative, new technology products or services; uses innovative, new technology extensively in its product development or operations; or is expected to benefit significantly from technological advances or improvements. The types of companies likely to be represented in the Fund's portfolio include, but are not limited to, computer (hardware and software), communications (voice, data and wireless), consumer electronics, e-commerce, semiconductor, media, environmental, energy, biotechnology and health care. The Fund primarily invests in common stocks of U.S. and non-U.S. companies, and may invest in companies of any market capitalization.

In selecting investments to buy for the Fund, the Adviser uses a fundamental research process to seek to identify catalysts (such as innovative product development, high acquisition potential, and underappreciated product cycles) that will positively change the earnings potential and market value of a company over time. The Adviser will consider selling a security if there is a change in the factors supporting the investment rationale, or the Adviser identifies a more attractive investment opportunity.

The Fund is classified as "non-diversified," which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

TECHNOLOGY COMPANIES RISK -- Technology companies may have limited product lines, markets, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

LARGE-CAPITALIZATION COMPANY RISK -- The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid.

FOREIGN CURRENCY RISK -- Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

NON-DIVERSIFICATION RISK - The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 1-855-4-ALPHAONE.

INVESTMENT ADVISER

AlphaOne Investment Services, LLC serves as investment adviser to the Fund.

PORTFOLIO MANAGER

Dan Niles, Senior Portfolio Manager, has managed the Fund since its inception in 2017.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 10 OF THE PROSPECTUS.

ALPHAONE VIMCO SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE

The investment objective of the AlphaOne VIMCO Small Cap Value Fund (the "Fund") is to seek long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

 Redemption Fee (as a percentage of amount redeemed, if shares
 redeemed have been held for less than 90 days)                            2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                            INSTITUTIONAL CLASS      INVESTOR CLASS
                                                                   SHARES                SHARES
Management Fees                                                    0.90%                 0.90%
Distribution (12b-1) Fees                                          None                  0.25%
Other Expenses(1)                                                  1.86%                 1.86%
Acquired Fund Fees and Expenses(1)                                 0.01%                 0.01%
                                                                  -------               -------
Total Annual Fund Operating Expenses                               2.77%                 3.02%
Less Fee Reductions and/or Expense Reimbursements(2)              (1.36)%               (1.36)%
                                                                  -------               -------
Total Annual Fund Operating Expenses After Fee                     1.41%                 1.66%
Reductions and/or Expense Reimbursements

(1) Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2) AlphaOne Investment Services, LLC (the "Adviser" or "AlphaOne") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.40% of the average daily net assets of each of the Fund's share classes until February 28, 2021 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (taking into account the contractual expense limit) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR           3 YEARS
          Institutional Class Shares           $144              $446
          Investor Class Shares                $169              $523

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this investment policy, a small-capitalization company is a company with a market capitalization within the range of the Russell 2000 Index at the time of initial purchase. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of May 12, 2017, the day on which market capitalization data was used for the most recent annual reconstitution of the index, the market capitalization range of the companies to be included in the index as of the reconstitution date was between $144 million and $4.4 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies, but may also include exchange-traded funds ("ETFs") with economic characteristics similar to equity securities.

Villanova Investment Management Company, LLC (the "Sub-Adviser" or "VIMCO") seeks to generate long-term capital appreciation for the Fund by employing its distinctive private market value approach to public equities, while focusing on downside protection and a margin of safety. The Sub-Adviser approaches investing as a private buyer would, focusing on long-term business fundamentals and value creation while relying on absolute, not relative, valuations. The Sub-Adviser's strategy is to invest only in companies with superior business models, sustainable competitive advantages, and underlevered balance sheets, that produce substantial free cash flows and are led by expert management teams. By combining rigorous fundamental research with detailed financial analysis and proprietary decision making tools, the Sub-Adviser seeks to allocate the Fund's assets to securities in one of three investment categories: compounder, discount-to-value, and special situation. Compounders are companies that compound their enterprise value over an extended period of time through organic growth opportunities and the deployment of capital at attractive rates of return. Discount-to-value companies are those that trade below the Sub-Adviser's assessment of their private market value (i.e. the amount that a private investor would be willing to pay for the company). Special situations are unique investment opportunities stemming from extraordinary circumstances (e.g. mergers and acquisitions or bankruptcies). To be considered for inclusion in the Fund's portfolio, a security must meet a minimum expected rate of return, the level and duration of which depends on the security's investment category.

The Sub-Adviser may sell a security held by the Fund for risk management purposes, or when the expected rate of return of the security falls below a pre-determined threshold, the fundamental characteristics of the company change, the market capitalization of the company is no longer within the range of the Russell 2000 Index, or the Sub-Adviser identifies a more attractive investment opportunity.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Sub-Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

SMALL CAP COMPANY RISK -- Small cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, small cap companies may be less financially secure than large- and mid-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Small cap stock prices may be more volatile than large- and mid-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

VALUE STYLE RISK -- Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Sub-Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

SPECIAL SITUATIONS RISK -- Investments in special situations may involve greater risks when compared to other investment strategies. Mergers, reorganizations, liquidations or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all. Transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. Furthermore, failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investment.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 1-855-4-ALPHAONE.

INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER

AlphaOne Investment Services, LLC serves as investment adviser to the Fund. Villanova Investment Management Company LLC serves as investment sub-adviser to the Fund.

PORTFOLIO MANAGERS

Rastislav Berlansky, CFA, Principal and Portfolio Manager at the Sub-Adviser, has managed the Fund since its inception in 2017.

Edward A. Trumpbour, Principal and Portfolio Manager at the Sub-Adviser, has managed the Fund since its inception in 2017.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 10 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

To purchase Institutional Class or Investor Class Shares of the Funds for the first time, you must invest at least $100,000 or $2,500, respectively. Subsequent investments of Institutional Class or Investor Class Shares of the Funds must be made in amounts of at least $10,000 or $100, respectively. The Funds reserve the right to waive or reduce the minimum investment amounts in their sole discretion.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange (the "NYSE") is open for business by contacting the Funds directly by mail at: AlphaOne Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: AlphaOne Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or by telephone at 1-855-4-ALPHAONE.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

TAX INFORMATION

The Funds intend to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distributions will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT RISK

Investing in each Fund involves risk and there is no guarantee that each Fund will achieve its goals. The Adviser's and the Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser or the Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The AlphaOne NextGen Technology Fund is non-diversified, meaning that the Fund may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Accordingly, the AlphaOne NextGen Technology Fund will be more susceptible to negative events affecting a small number of holdings than a diversified fund.

EQUITY RISK -- Equity securities in which the Funds invest include common stocks and American Depositary Receipts ("ADRs"), as well as shares of exchange-traded funds ("ETFs") with economic characteristics similar to equity securities. ADRs and ETFs are described below. Common stock represents an equity, or ownership, interest in an issuer. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN COMPANY RISK -- Investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the U.S. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

FOREIGN CURRENCY RISK -- Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Funds' performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country.

ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Funds invest in ETFs, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Funds' investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Funds. Accordingly, the Funds' investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate a Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

TECHNOLOGY COMPANIES RISK -- Technology companies are characterized by periodic new product introductions, innovations and evolving industry standards, and, as a result, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies; these risks may be heightened for technology companies in foreign markets. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, changes in consumer and business purchasing patterns, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Technology companies may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Finally, while all companies may be susceptible to network security breaches, certain technology companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

MORE INFORMATION ABOUT FUND OBJECTIVES AND INVESTMENTS

The investment objective of the AlphaOne NextGen Technology Fund is to seek long-term capital appreciation.

The investment objective of the AlphaOne VIMCO Small Cap Value Fund is to seek long-term capital appreciation.

The investment objective of each Fund may not be changed by the Board without shareholder approval.

The investments and strategies described in this Prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective. A Fund will do so only if the Adviser or the Sub-Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective.

This Prospectus describes the Funds' principal investment strategies and risks, and the Funds will normally invest in the types of investments described in this Prospectus. In addition to the securities and other investments and strategies described in this Prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in the Prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI"). For information on how to obtain a copy of the SAI see the back cover of this Prospectus. Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

INVESTMENT ADVISER

AlphaOne Investment Services, LLC, a Delaware limited liability company formed in 2008, serves as the investment adviser to the Funds. The Adviser is a wholly owned subsidiary of AlphaOne Capital Partners, LLC, which, in turn, is a wholly owned subsidiary of AlphaOne Holding, LLC, a private company owned by Paul J. Hondros. The Adviser's principal place of business is located at 789 E Lancaster Avenue, Suite 120, Villanova, Pennsylvania 19085. As of October 31, 2017, the Adviser had approximately $357.3 million in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. In addition, the Adviser oversees Villanova Investment Management Company LLC ("VIMCO" or the "Sub-Adviser") to ensure its compliance with the investment policies and guidelines of the AlphaOne VIMCO Small Cap Value Fund and monitors the Sub-Adviser's adherence to its investment style. The Board supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their management activities. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the AlphaOne VIMCO Small Cap Value Fund.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

     -----------------------------------------------------------------------
     FUND                                                  ADVISORY FEE
     -----------------------------------------------------------------------
     AlphaOne NextGen Technology Fund                          0.90%
     -----------------------------------------------------------------------
     AlphaOne VIMCO Small Cap Value Fund                       0.90%
     -----------------------------------------------------------------------

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) for Institutional Class Shares and Investor Class Shares from exceeding certain levels as set forth below until February 28, 2021 (each, a "contractual expense limit"):

--------------------------------------------------------------------------------
FUND                                                CONTRACTUAL EXPENSE LIMIT
--------------------------------------------------------------------------------
AlphaOne NextGen Technology Fund                             1.40%
--------------------------------------------------------------------------------
AlphaOne VIMCO Small Cap Value Fund                          1.40%
--------------------------------------------------------------------------------

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.

INVESTMENT SUB-ADVISER

VIMCO

Villanova Investment Management Company LLC, a Delaware limited liability company formed in 2016, serves as the investment sub-adviser to the AlphaOne VIMCO Small Cap Value Fund. VIMCO is majority-owned by Berlansky/Trumpbour Investment Management Company LLC, which, in turn, is owned by Messrs. Rastislav Berlansky and Edward A. Trumpbour. AlphaOne Capital Partners, LLC is a minority owner of VIMCO. VIMCO's principal place of business is located at 789 E Lancaster Avenue, Suite 120, Villanova, Pennsylvania 19085. As of October 31, 2017, VIMCO had approximately $5.9 million in assets under management.

For its services to the AlphaOne VIMCO Small Cap Value Fund, VIMCO is entitled to a fee from the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.675% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board's approval of the Funds' investment advisory agreement and investment sub-advisory agreements will be available in the Funds' Semi-Annual Report to Shareholders dated April 30, 2018, which will cover the period from the Funds' inception to April 30, 2018.

PORTFOLIO MANAGERS

ALPHAONE NEXTGEN TECHNOLOGY FUND

Dan Niles has been with the Adviser since 2009. He serves as a Senior Portfolio Manager of the AlphaOne NextGen Technology Fund and is primarily responsible for the day-to-day management of the Fund. From 2004 to 2009, Mr. Niles was a Managing Director at Neuberger Berman, Inc., a subsidiary of Lehman Brothers, and Chief Executive Officer of Neuberger Berman Technology Management, LLC. Mr. Niles first joined Lehman Brothers in May 2000, as the Senior Sell-Side Equity Research Analyst covering computer hardware and semiconductors. Prior to joining

Lehman Brothers, Mr. Niles was a Managing Director in Equity Research at Robertson Stephens and, from 1990 to 1997, was in Robertson's mergers and acquisitions group. Before starting his Wall Street career, Mr. Niles was an Engineer at Digital Equipment Corporation. Mr. Niles received a M.S. in Electrical Engineering from Stanford University and a B.S. in Systems Engineering from Boston University.

ALPHAONE VIMCO SMALL CAP VALUE FUND

The AlphaOne VIMCO Small Cap Value Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

Rastislav Berlansky, CFA, co-founded VIMCO in 2016. He is jointly and primarily responsible for the day-to-day management of the AlphaOne VIMCO Small Cap Value Fund. Before forming VIMCO, Mr. Berlansky was a Managing Director, Co-Head of the Absolute Value Team, and lead portfolio manager of the Small Cap Value product at Brandywine Global Investment Management ("Brandywine"). He also served as co-portfolio manager for the Small/Mid Cap Value product and equity analyst for all Absolute Value Equity portfolios at Brandywine. Prior to joining Brandywine in 2003, Mr. Berlansky was an analyst with LLR Partners, Inc. and a senior associate for PricewaterhouseCoopers in its Corporate Valuation Group. Mr. Berlansky is a CFA charterholder and earned a B.S. in Business Administration from Villanova University, graduating summa cum laude.

Edward A. Trumpbour co-founded VIMCO in 2016. He is jointly and primarily responsible for the day-to-day management of the AlphaOne VIMCO Small Cap Value Fund. Before forming VIMCO, Mr. Trumpbour was a member of the Executive Board, a Managing Director, and the founder and co-head of the Absolute Value Team at Brandywine. He also served as lead portfolio manager of the Small/Mid Cap Value product and co-portfolio manager of the Small Cap Value product at Brandywine. Prior to joining Brandywine in 1996, Mr. Trumpbour was a vice president and senior portfolio manager of the Institutional Large Cap Value Team at Delaware Investment Advisers ("Delaware"). While at Delaware, he launched and managed the Delaware Value Fund, renamed the Delaware Small Cap Value Fund, a fund investing in small and mid-capitalization equities. Additionally, Mr. Trumpbour served as an analyst with Gabelli Asset Management. He earned an M.B.A. in Finance from The Wharton School of The University of Pennsylvania and B.S.B.A. in Finance from Georgetown University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

ALPHAONE VIMCO SMALL CAP VALUE FUND RELATED PERFORMANCE DATA

The following table gives the related performance of all accounts (each, an "Account"), referred to as a "Composite," managed by VIMCO that have investment objectives, policies and strategies substantially similar to those of the AlphaOne VIMCO Small Cap Value Fund. The data illustrates the past performance of VIMCO in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of VIMCO.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. If the performance was calculated in accordance with SEC standardized performance methodology, the performance results may have been different. VIMCO has prepared and presented the Composite performance in compliance with the Global Investment Performance Standards (GIPS[R]). VIMCO's policies on calculating performance and preparing GIPS[R] compliant performance presentations are available upon request.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Investment transactions are accounted for on a trade date basis. "Net of fees" returns reflect the deduction of investment management fees, as well as the deduction of any brokerage commissions, execution costs, sales loads and account fees paid by the Accounts, while "gross of fees" returns do not reflect the deduction of investment management fees. All fees and expenses, except custodial fees, if any, were included in the calculations. "Net of fees" returns are calculated using the highest stated investment management fee for the strategy. The Composite performance information is calculated in and expressed in U.S. dollars, without taking into account federal or state income taxes.

Because of variation in fee levels, the "net of fees" returns may not be reflective of performance in any one particular Account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Fund's fees and expenses are generally expected to be higher than those of the Composite. If the Fund's fees and expenses had been imposed on the Composite, the performance shown below would have been lower. The Accounts are also not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the Accounts were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE FOLLOWING DATA DOES NOT REPRESENT THE PERFORMANCE OF THE ALPHAONE VIMCO SMALL CAP VALUE FUND.

PERFORMANCE INFORMATION FOR VIMCO'S SMALL CAP VALUE COMPOSITE

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TOTAL PRE-TAX RETURNS (AS OF 8/31/17)
-----------------------------------------------------------------------------------------------------------
TIME PERIOD        TOTAL PRE-        TOTAL PRE-      RUSSELL 2000      NUMBER OF          TOTAL
                   TAX RETURN        TAX RETURN       VALUE TOTAL     ACCOUNTS AT       COMPOSITE
                  (NET OF FEES)   (GROSS OF FEES)       RETURN          END OF        ASSETS AT END
                                                       INDEX(2)         PERIOD          OF PERIOD
                                                                                       ($ MILLIONS)
-----------------------------------------------------------------------------------------------------------
Since                 18.15%           19.73%           13.47%             2               $5.5
Inception(1)
-----------------------------------------------------------------------------------------------------------

(1)  The inception date of the Composite is September 1, 2016.

(2) The Russell 2000 Value Total Return Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see "Taxes."

HOW TO CHOOSE A SHARE CLASS

Each Fund offers two classes of shares to investors, Institutional Class Shares and Investor Class Shares. Each share class has its own shareholder eligibility criteria, investment minimums and cost structure, as summarized below. Contact your financial intermediary or the Funds for more information about the Funds' share classes and how to choose between them.

--------------------------------------------------------------------------------
CLASS NAME                      INVESTMENT MINIMUMS        FEES
--------------------------------------------------------------------------------
Institutional Class Shares      Initial - $100,000         No Rule 12b-1 Fee

                                Subsequent -- $10,000
--------------------------------------------------------------------------------
Investor Class Shares           Initial - $2,500           0.25% 12b-1 Fee

                                Subsequent -- $100
--------------------------------------------------------------------------------

Institutional Class Shares and Investor Class Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

Each Fund reserves the right to change the criteria for eligible investors and accept investments of smaller amounts in its sole discretion.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Funds, complete and send in the application. If you need an application or have questions, please call 1-855-4-ALPHAONE. Applications are also available on the Adviser's website at www.alphaonecapital.com.

All initial investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to suspend all sales of new shares or to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest By Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class. Make your check payable to "AlphaOne Funds."

REGULAR MAIL ADDRESS

AlphaOne Funds
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

AlphaOne Funds
c/o DST Systems, Inc.
430 West 7th Street
Kansas City, MO 64105

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY WIRE

To open an account by wire, call 1-855-4-ALPHAONE for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA#: 101000695
AlphaOne Funds
DDA# 9870523965
Ref: Fund name/account name/share class/account number

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE ("ACH")) (INVESTOR CLASS SHARES ONLY)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually and annually in amounts of at least $100. To cancel or change a plan, write to the Funds at: AlphaOne Funds, P.O. Box 219009, Kansas City, MO 64121 (Express Mail Address: AlphaOne Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

GENERAL INFORMATION

You may purchase shares on any day that the NYSE is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. Each Fund's price per share will be the next determined NAV after the Fund or an authorized institution (defined below) receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund (or an authorized institution) must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, each Fund reserves the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund's assets may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of the Funds through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Funds), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Funds prior to the time each Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Funds after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as an agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at a Fund's next computed NAV after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of the Funds with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUNDS CALCULATE NAV

The NAV of each Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Trust's Fair Value Pricing Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

There may be limited circumstances in which the Funds would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV.

With respect to any non-U.S. securities held by the Funds, the Funds may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Funds may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Funds may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information as related to the securities.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

PURCHASES IN-KIND

Subject to the approval of a Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

To purchase Institutional Class or Investor Class Shares of the Funds for the first time, you must invest at least $100,000 or $2,500, respectively. Subsequent investments of Institutional Class or Investor Class Shares of the Funds must be made in amounts of at least $10,000 or $100, respectively. The Funds reserve the right to waive or reduce the minimum investment amounts in their sole discretion.

FUND CODES

The reference information listed below will be helpful to you when you contact the Funds to purchase or exchange Institutional Class Shares and Investor Class Shares, check daily NAV or obtain additional information.

FUND NAME                                 TICKER SYMBOL     CUSIP    FUND CODE
AlphaOne NextGen Technology Fund
   Institutional Class                        AONTX       0075W0395     8619
   Investor Class                             AONAX       0075W0387     8620
AlphaOne VIMCO Small Cap Value Fund
   Institutional Class                        VIMIX       0075W0429     8621
   Investor Class                             VIMOX       0075W0411     8622

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-855-4-ALPHAONE.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that the Funds must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before granting a redemption request, the Funds may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-855-4-ALPHAONE for more information.

The sale price of each share will be the next determined NAV after a Fund (or an authorized institution) receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The share class;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the sell order is the next price calculated by the Funds after the Funds' transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

     REGULAR MAIL ADDRESS

     AlphaOne Funds
     P.O. Box 219009
     Kansas City, MO 64121-9009

     EXPRESS MAIL ADDRESS

     AlphaOne Funds
     c/o DST Systems, Inc.
     430 West 7th Street
     Kansas City, MO 64105

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire or ACH redemption privileges) by completing the appropriate sections of the account application. Call 1-855-4-ALPHAONE to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you or send them to your bank via wire or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH) (INVESTOR CLASS SHARES ONLY)

If your account balance is at least $2,500, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH).

To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within one Business Day after they receive your redemption request. The Funds, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Funds. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGHACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The Funds typically expect to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Funds may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). The Funds may also redeem in-kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If because of redemptions your account balance for a Fund drops below $25,000 for Institutional Class Shares and $500 for Investor Class Shares you may be required to sell your shares.

The Funds generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. Each Fund reserves the right to waive the minimum account value requirement in its sole discretion. If your Fund shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when trading on the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the SAI.

HOW TO EXCHANGE YOUR FUND SHARES

At no charge, you may exchange Institutional Class Shares or Investor Class Shares of one AlphaOne Fund for Institutional Class Shares or Investor Class Shares of another AlphaOne Fund by writing to or calling the Funds. Exchanges are subject to the minimum investment requirements and the fees and expenses of the AlphaOne Fund that you exchange into. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see "Payments to Financial Intermediaries" in the SAI.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Investor Class Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Investor Class Shares of a Fund is 0.25%.

PAYMENTS BY THE ADVISER

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund's shares if the prices of the Fund's foreign securities do not reflect their fair values. Although each Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, Funds that invest in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds' shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus and approved by the Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control.

The Funds' policies and procedures include:

     o Shareholders are restricted from making more than one (1) "round trip," including exchanges, into or out of a Fund within any 90-day period. If a shareholder exceeds this amount, the applicable Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a "round trip" as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Funds assess a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

     o The Funds reserve the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or the Adviser or the Sub-Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into "information sharing agreements" with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Funds' shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, each Fund charges a 2.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 90 days. The redemption fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the applicable Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from the Funds or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and systems limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary's customers.

Each Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder;
(iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; and (v) retirement loans and withdrawals.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV.

Each Fund reserves the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder's account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder's location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder's financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-855-4-ALPHAONE.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of a Fund, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by a Fund in cash after the Fund receives your notice. To cancel your election, simply send written notice to the Fund. Distributions from a Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in a Fund will be required to pay taxes on such distributions from other resources.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of the U.S. federal income tax consequences of investing in the Funds. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Funds intend to distribute substantially all of their net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds, may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions (including distributions of net short-term capital gains), other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Long-term capital gains distributions and distributions that are reported by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally are treated as a short-term capital gain or loss if you held the shares for 12 months or less, or a long-term capital gain or loss if you held the shares for longer.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for purchases of Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Funds will use the average basis method as the default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the Funds' investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This Prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this Prospectus, the SAI or any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL HIGHLIGHTS

Because the Funds have not commenced operations as of the date of this Prospectus, financial highlights are not available.

                        THE ADVISORS' INNER CIRCLE FUND

                                 ALPHAONE FUNDS

INVESTMENT ADVISER

AlphaOne Investment Services, LLC
789 E Lancaster Avenue
Suite 120
Villanova, Pennsylvania 19085

SUB-ADVISER (ALPHAONE VIMCO SMALL CAP VALUE FUND)

Villanova Investment Management Company LLC
789 E Lancaster Avenue
Suite 120
Villanova, Pennsylvania 19085

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated December 27, 2017, as it may be amended from time to time, includes detailed information about The Advisors' Inner Circle Fund and the Funds. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: Once available, these reports will list the Funds' holdings and contain information from the Adviser and the Sub-Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also will contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT (WHEN AVAILABLE), OR MORE
INFORMATION:

BY TELEPHONE: Call 1-855-4-ALPHAONE

BY MAIL:      AlphaOne Funds
              P.O. Box 219009
              Kansas City, Missouri 64121-9009

BY INTERNET:  www.alphaonecapital.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-06400.

                                                                 ACP-PS-005-0100

                      STATEMENT OF ADDITIONAL INFORMATION

                        ALPHAONE NEXTGEN TECHNOLOGY FUND
                       INSTITUTIONAL CLASS SHARES (AONTX)
                         INVESTOR CLASS SHARES (AONAX)

                      ALPHAONE VIMCO SMALL CAP VALUE FUND
                       INSTITUTIONAL CLASS SHARES (VIMIX)
                         INVESTOR CLASS SHARES (VIMOX)

               EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                               DECEMBER 27, 2017

                              INVESTMENT ADVISER:
                       ALPHAONE INVESTMENT SERVICES, LLC

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the AlphaOne NextGen Technology Fund and AlphaOne VIMCO Small Cap Value Fund (each, a "Fund" and collectively, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Funds' prospectus dated December 27, 2017, as it may be amended from time to time (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Prospectus or the Funds' annual or semi-annual report, when available, free of charge by calling 1-855-4-ALPHAONE.

                               TABLE OF CONTENTS

                                                                            PAGE

THE TRUST .................................................................  S-1
DESCRIPTION OF PERMITTED INVESTMENTS ......................................  S-1
INVESTMENT LIMITATIONS .................................................... S-12
THE ADVISER AND SUB-ADVISER ............................................... S-13
THE PORTFOLIO MANAGERS .................................................... S-16
THE ADMINISTRATOR ......................................................... S-17
THE DISTRIBUTOR ........................................................... S-17
PAYMENTS TO FINANCIAL INTERMEDIARIES ...................................... S-17
THE TRANSFER AGENT ........................................................ S-19
THE CUSTODIAN ............................................................. S-19
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................. S-19
LEGAL COUNSEL ............................................................. S-19
TRUSTEES AND OFFICERS OF THE TRUST ........................................ S-19
PURCHASING AND REDEEMING SHARES ........................................... S-28
DETERMINATION OF NET ASSET VALUE .......................................... S-29
TAXES ..................................................................... S-30
FUND TRANSACTIONS ......................................................... S-35
PORTFOLIO HOLDINGS ........................................................ S-37
DESCRIPTION OF SHARES ..................................................... S-38
SHAREHOLDER LIABILITY ..................................................... S-38
LIMITATION OF TRUSTEES' LIABILITY ......................................... S-38
PROXY VOTING .............................................................. S-38
CODES OF ETHICS ........................................................... S-39
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS ................................ S-39
APPENDIX A -- DESCRIPTION OF RATINGS ......................................  A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES ........................  B-1

December 27, 2017                                                ACP-SX-002-0100

THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under an Agreement and Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997 and amended May 15, 2012 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in Institutional Class Shares and Investor Class Shares. The different classes provide for variations in certain distribution expenses and in the minimum investment requirements. Minimum investment requirements and investor eligibility are described in the Prospectus. The Trust reserves the right to create and issue additional classes of shares. For more information on distribution expenses, see "Payments to Financial Intermediaries" in this SAI.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of the Board of Trustees of the Trust (each a "Trustee" and together, the "Board") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust created on or after November 11, 1996 may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

NON-DIVERSIFICATION. The AlphaOne NextGen Technology Fund is non-diversified, as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund, which increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a "diversified" fund holding a greater number of investments. Accordingly, the value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a "diversified" fund would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). For more information, see "Taxes" below. The AlphaOne VIMCO Small Cap Value Fund is classified as a "diversified" investment company under the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. Each Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund's stated investment policies, including those stated below.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:

COMMON STOCKS -- Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED STOCKS -- Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS -- While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

* Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

* Factors affecting an entire industry, such as increases in production costs; and

* Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL- AND MEDIUM-SIZED COMPANIES -- Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

MASTER LIMITED PARTNERSHIPS -- Master Limited Partnerships ("MLPs") are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code.

These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP's interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector. MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

REAL ESTATE INVESTMENT TRUSTS -- A real estate investment trust ("REIT") is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Funds invest may concentrate investments in particular geographic regions or property types. Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent. The above factors may adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

The Funds may be subject to the risks associated with the direct ownership of real estate. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences.

FOREIGN SECURITIES

Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. Consistent with their investment strategies, the Funds can invest in foreign securities in a number of ways:

     * They can invest directly in foreign securities denominated in a foreign currency;

     * They can invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments; and

     *    They can invest in investment funds.

TYPES OF FOREIGN SECURITIES:

AMERICAN DEPOSITARY RECEIPTS -- ADRs as well as other "hybrid" forms of ADRs, including EDRs and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS -- An "emerging market" country is generally a country that the International Bank for Reconstruction and Development ("World Bank") and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNPs") than more developed countries.

INVESTMENT FUNDS -- Some emerging market countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging market countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value ("NAV").

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS -- Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     * The economies of foreign countries may differ from the economy of the United States in such areas as growth of GNP, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     * Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     * The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     * The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     * A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Funds' ability to invest in a particular country or make it very expensive for the Funds to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest or may restrict the ability of foreign investors to repatriate their investment income and capital gains.

In June 2016, the United Kingdom (the "UK") voted in a referendum to leave the European Union ("EU"). Although the precise timeframe for "Brexit" is uncertain, the UK formally notified the European Council of its intention to withdraw from the EU by invoking article 50 of the Lisbon Treaty in March 2017, and this formal notification began a two-year period of negotiations regarding the terms of the UK's exit from the EU. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. In addition, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of a Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally that could potentially have an adverse effect on the value of the Funds' investments.

INFORMATION AND SUPERVISION -- There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

STOCK EXCHANGE AND MARKET RISK -- The investment managers anticipate that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     * Are generally more volatile than, and not as developed or efficient as, those in the United States;

     *    Have substantially less volume;

     * Trade securities that tend to be less liquid and experience rapid and erratic price movements;

     * Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     * Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     * May have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     * Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     * Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     * In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     * Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     * Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     * Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK -- While each Fund denominates its NAV in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     * It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     * Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

     * Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     * There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     * Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     * The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES -- Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments.

EMERGING MARKETS -- Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     *    Have relatively unstable governments;

     * Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     * Offer less protection of property rights than more developed countries; and

     * Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

ILLIQUID SECURITIES

A Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.

Under current U.S. Securities and Exchange Commission (the "SEC") staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Funds may not be able to sell illiquid securities when the investment managers consider it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the investment managers.

MONEY MARKET SECURITIES

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard and Poor's Ratings Service ("S&P") or Moody's Investor Service ("Moody's"), or determined by the investment managers to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described above. For a description of ratings, see "Appendix A -- Description of Ratings."

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the investment managers. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the investment managers monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund may enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. There is no limit on the amount of a Fund's assets that may be invested in repurchase agreements with maturities that are within seven days of investment. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the investment managers, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS -- A Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. Each Fund will in each instance establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its exchange-traded funds ("ETF") investments.

For hedging or other purposes, the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, WisdomTree, Rydex, First Trust and SPDR ETFs (collectively, the "ETFs") and procedures approved by the Board, each Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the investment managers or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the investment managers will vote the securities in accordance with their proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES -- As consistent with a Fund's investment objective, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

SPECIAL RISKS OF CYBER ATTACKS -- As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Funds, the Adviser, the Sub-Adviser, the Funds' distributor or custodian, or any other of the Funds' intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund's investments in such companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to each Fund's investment objective, the following investment limitations are fundamental, which means that a Fund cannot change them without approval by the vote of a majority of the outstanding shares of that Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

1. Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions; provided, however, that the AlphaOne NextGen Technology Fund will concentrate its investments in securities of technology companies.

2. Each Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Further,

6. The AlphaOne VIMCO Small Cap Value Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

The following investment limitations of each Fund are non-fundamental and may be changed by the Board without shareholder approval.

1. Each Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.

2. Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

3. Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC staff has defined concentration as investing 25% or more of an investment company's net assets in an industry, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments.

Except with respect to Fund policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitation as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).

THE ADVISER AND SUB-ADVISER

INVESTMENT ADVISER

GENERAL. The Adviser, AlphaOne Investment Services, LLC ("AlphaOne" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser was established in 2008 as a Delaware limited liability company. The Adviser is a wholly owned subsidiary of AlphaOne Capital Partners, LLC, which, in turn, is a wholly owned subsidiary of AlphaOne Holding, LLC, a private company owned by Paul J. Hondros. As of October 31, 2017, the Adviser had approximately $357.3 million in assets under management. The Adviser's principal business address is 789 E Lancaster Avenue, Suite 120, Villanova, Pennsylvania 19085.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. In addition, the Adviser oversees Villanova Investment Management Company LLC ("VIMCO" or the "Sub-Adviser") to ensure its compliance with the investment policies and guidelines of the AlphaOne VIMCO Small Cap Value Fund and monitors the Sub-Adviser's adherence to its investment style. The Board supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their management activities.

ADVISORY AGREEMENT. The Trust and the Adviser have entered into an investment advisory agreement dated March 24, 2011 (the "Advisory Agreement") with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of, and policies established by, the Trustees.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to any Fund, by a majority of the outstanding voting securities of the Fund or, by the Adviser, on not less than 30 days' nor more than 60 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

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     FUND                                                    ADVISORY FEE
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     AlphaOne NextGen Technology Fund                            0.90%
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     AlphaOne VIMCO Small Cap Value Fund                         0.90%
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The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of a Fund. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the AlphaOne VIMCO Small Cap Value Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) for Institutional Class Shares and Investor Class Shares from exceeding certain levels as set forth below until February 28, 2021 (each, a "contractual expense limit"):

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FUND                                                 CONTRACTUAL EXPENSE LIMIT
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AlphaOne NextGen Technology Fund                              1.40%
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AlphaOne VIMCO Small Cap Value Fund                           1.40%
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In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.

INVESTMENT SUB-ADVISER

VIMCO

GENERAL. Villanova Investment Management Company LLC is a professional investment management firm registered with the SEC under the Advisers Act. VIMCO was established in 2016 as a Delaware limited liability company. VIMCO is majority-owned by Berlansky/Trumpbour Investment Management Company LLC, which, in turn, is owned by Messrs. Rastislav Berlansky and Edward A. Trumpbour. AlphaOne Capital Partners, LLC is a minority owner of VIMCO. VIMCO's principal business address is 789 E Lancaster Avenue, Suite 120, Villanova, Pennsylvania 19085. As of October 31, 2017, VIMCO had approximately $5.9 million in assets under management.

SUB-ADVISORY AGREEMENT. VIMCO and the Adviser have entered into an investment sub-advisory agreement dated December 20, 2017 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, VIMCO serves as the investment sub-adviser for the AlphaOne VIMCO Small Cap Value Fund, makes investment decisions for the Fund and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Adviser and the Board. After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the AlphaOne VIMCO Small Cap Value Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the AlphaOne VIMCO Small Cap Value Fund, by the Adviser on not less than 30 days' nor more than 60 days' written notice to VIMCO, or by VIMCO on not less than 30 days' nor more than 60 days' written notice to the Adviser.

SUB-ADVISORY FEES. For its services provided to the AlphaOne VIMCO Small Cap Value Fund pursuant to the Sub-Advisory Agreement, VIMCO is entitled to a fee from the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.675% of the Fund's average daily net assets.

THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how they are compensated.

COMPENSATION.

ALPHAONE. The Adviser compensates the portfolio manager for his management of the AlphaOne NextGen Technology Fund. The portfolio manager's compensation consists of a combination of salary and bonus. The portfolio manager's bonus is calculated based on a profit sharing program which calibrates net profits derived from the portfolio manager's individual strategy with the strength and quality of the stock picking of the portfolio manager.

VIMCO. The compensation of the portfolio managers will be based on the profitability of VIMCO and will consist of base salary, benefits and residual cash flows, the amount of which will reflect their corresponding equity ownership in the firm.

FUND SHARES OWNED BY THE PORTFOLIO MANAGERS. The Funds are required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of any Fund.

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. The information below is provided as of October 31, 2017.


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                                    REGISTERED                  OTHER POOLED
                                INVESTMENT COMPANIES         INVESTMENT VEHICLES                OTHER ACCOUNTS
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                              NUMBER OF                    NUMBER OF      TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME                          ACCOUNTS    TOTAL ASSETS     ACCOUNTS        (MILLIONS)      ACCOUNTS        (MILLIONS)
-------------------------------------------------------------------------------------------------------------------------
ALPHAONE
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Dan Niles                        0            $0              1(1)            $52.0            0               $0
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VIMCO
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Rastislav Berlansky, CFA         0            $0              1                $4.3            1              $1.6
-------------------------------------------------------------------------------------------------------------------------
Edward A. Trumpbour              0            $0              1                $4.3            1              $1.6
-------------------------------------------------------------------------------------------------------------------------

(1)  This account is subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. In addition, it is also possible that a potential conflict of interest may arise because a portfolio manager manages an account with a performance-based management fee in addition to a Fund and other accounts without a performance-based fee. However, the Adviser and the Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts they manage are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Funds, subject to certain minimums.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 14, 2005 and as amended August 30, 2010 (the "Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days' written notice to the other party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan with respect to the Investor Class Shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Funds. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Class Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

PAYMENTS BY THE ADVISER. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by a financial intermediary's customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Funds' transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

MUFG Union Bank, N.A., 350 California Street, 6(th) Floor, San Francisco, California 94104 (the "Custodian"), serves as custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Sub-Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the investment managers are responsible for the day-to-day management of each Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objective, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in other investment companies, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a "Waiver Term") if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION WITH            PRINCIPAL
                            TRUST AND LENGTH         OCCUPATIONS                 OTHER DIRECTORSHIPS HELD IN THE
NAME AND YEAR OF BIRTH      OF TIME SERVED           IN THE PAST 5 YEARS         PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Robert Nesher              Chairman of the          SEI employee 1974 to        Current Directorships: Trustee of The
 (Born: 1946)               Board of Trustees(1)     present; currently          Advisors' Inner Circle Fund II, Bishop
                            (since 1991)             performs various            Street Funds, The KP Funds, SEI Daily
                                                     services on behalf of       Income Trust, SEI Institutional
                                                     SEI Investments for         International Trust, SEI Institutional
                                                     which Mr. Nesher is         Investments Trust, SEI Institutional
                                                     compensated. Vice           Managed Trust, SEI Asset Allocation
                                                     Chairman of The             Trust, SEI Tax Exempt Trust, Adviser
                                                     Advisors' Inner Circle      Managed Trust, New Covenant Funds,
                                                     Fund III, Winton            SEI Insurance Products Trust and SEI
                                                     Diversified                 Catholic Values Trust. Director of SEI
                                                     Opportunities Fund          Structured Credit Fund, LP, SEI Global
                                                     (closed-end investment      Master Fund plc, SEI Global Assets
                                                     company), Gallery           Fund plc, SEI Global Investments Fund
                                                     Trust, Schroder Series      plc, SEI Investments--Global Funds
                                                     Trust and Schroder          Services, Limited, SEI Investments
                                                     Global Series Trust.        Global, Limited, SEI Investments
                                                     President, Chief            (Europe) Ltd., SEI Investments--Unit
                                                     Executive Officer and       Trust Management (UK) Limited, SEI
                                                     Trustee of SEI Daily        Multi-Strategy Funds PLC and SEI
                                                     Income Trust, SEI Tax       Global Nominee Ltd.
                                                     Exempt Trust, SEI
                                                     Institutional Managed       Former Directorships: Director of SEI
                                                     Trust, SEI Institutional    Opportunity Fund, L.P. to 2010.
                                                     International Trust, SEI    Director of SEI Alpha Strategy
                                                     Institutional Investments   Portfolios, LP to 2013. Trustee of SEI
                                                     Trust, SEI Asset            Liquid Asset Trust to 2016.
                                                     Allocation Trust,
                                                     Adviser Managed Trust,
                                                     New Covenant Funds,
                                                     SEI Insurance Products
                                                     Trust and SEI Catholic
                                                     Values Trust. President
                                                     and Director of SEI
                                                     Structured Credit Fund,
                                                     LP. President, Chief
                                                     Executive Officer and
                                                     Director of SEI Alpha
                                                     Strategy Portfolios, LP,
                                                     2007 to 2013. President
                                                     and Director of SEI
                                                     Opportunity Fund, L.P.
                                                     to 2010. Vice Chairman
                                                     of O'Connor EQUUS
                                                     (closed-end investment
                                                     company) to 2016. Vice
                                                     Chairman of Winton
                                                     Series Trust to 2017.
                                                     President, Chief
                                                     Executive Officer and
                                                     Trustee of SEI Liquid
                                                     Asset Trust to 2016.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION WITH                PRINCIPAL
                            TRUST AND LENGTH             OCCUPATIONS             OTHER DIRECTORSHIPS HELD IN THE
NAME AND YEAR OF BIRTH       OF TIME SERVED          IN THE PAST 5 YEARS                  PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran            Trustee(1)               Self-Employed               Current Directorships: Trustee of
(Born: 1940)                (since 1991)             Consultant since 2003.      The Advisors' Inner Circle Fund II,
                                                     Partner at Morgan,          Bishop Street Funds, The KP Funds,
                                                     Lewis & Bockius LLP         The Advisors' Inner Circle Fund III,
                                                     (law firm) from 1976        Winton Diversified Opportunities
                                                     to 2003. Counsel to the     Fund (closed-end investment
                                                     Trust, SEI Investments,     company), Gallery Trust, Schroder
                                                     SIMC, the                   Series Trust, Schroder Global Series
                                                     Administrator and the       Trust, SEI Daily Income Trust, SEI
                                                     Distributor. Secretary      Institutional International Trust, SEI
                                                     of SEI Investments          Institutional Investments Trust, SEI
                                                     since 1978.                 Institutional Managed Trust, SEI
                                                                                 Asset Allocation Trust, SEI Tax
                                                                                 Exempt Trust, Adviser Managed
                                                                                 Trust, New Covenant Funds, SEI
                                                                                 Insurance Products Trust and SEI
                                                                                 Catholic Values Trust. Director of
                                                                                 SEI Investments, SEI Investments
                                                                                 (Europe), Limited, SEI
                                                                                 Investments--Global Funds
                                                                                 Services, Limited, SEI Investments
                                                                                 Global, Limited, SEI Investments
                                                                                 (Asia), Limited, SEI Global
                                                                                 Nominee Ltd. and SEI Investments --
                                                                                 Unit Trust Management (UK)
                                                                                 Limited. Director of the Distributor.

                                                                                 Former Directorships: Director of
                                                                                 SEI Alpha Strategy Portfolios, LP to
                                                                                 2013. Trustee of O'Connor EQUUS
                                                                                 (closed-end investment company) to
                                                                                 2016. Trustee of SEI Liquid Asset
                                                                                 Trust to 2016. Trustee of Winton
                                                                                 Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------


                                      S-22

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John K. Darr                Trustee                  Retired. Chief              Current Directorships: Trustee of
(Born: 1944)                (since 2008)             Executive Officer,          The Advisors' Inner Circle Fund II,
                                                     Office of Finance,          Bishop Street Funds and The KP
                                                     Federal Home Loan           Funds. Director of Federal Home
                                                     Banks, from 1992 to         Loan Bank of Pittsburgh, Meals on
                                                     2007.                       Wheels, Lewes/Rehoboth Beach and
                                                                                 West Rehoboth Land Trust.
------------------------------------------------------------------------------------------------------------------------------------
Joseph T. Grause, Jr.       Trustee                  Self-Employed               Current Directorships: Trustee of
(Born: 1952)                (since 2011)             Consultant since 2012.      The Advisors' Inner Circle Fund II,
                                                     Director of                 Bishop Street Funds and The KP
                                                     Endowments and              Funds. Director of The Korea Fund,
                                                     Foundations,                Inc.
                                                     Morningstar
                                                     Investment
                                                     Management,
                                                     Morningstar, Inc.,
                                                     2010 to 2011. Director
                                                     of International
                                                     Consulting and Chief
                                                     Executive Officer of
                                                     Morningstar
                                                     Associates Europe
                                                     Limited, Morningstar,
                                                     Inc., 2007 to 2010.
                                                     Country Manager --
                                                     Morningstar UK
                                                     Limited, Morningstar,
                                                     Inc., 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson         Trustee                  Retired. Private            Current Directorships: Trustee of
(Born: 1942)                (since 2005)             Investor since 1994.        The Advisors' Inner Circle Fund II,
                                                                                 Bishop Street Funds, The KP Funds,
                                                                                 SEI Asset Allocation Trust, SEI
                                                                                 Daily Income Trust, SEI Institutional
                                                                                 International Trust, SEI Institutional
                                                                                 Managed Trust, SEI Institutional
                                                                                 Investments Trust, SEI Tax Exempt
                                                                                 Trust, Adviser Managed Trust, New
                                                                                 Covenant Funds, SEI Insurance
                                                                                 Products Trust and SEI Catholic
                                                                                 Values Trust. Director of Federal
                                                                                 Agricultural Mortgage Corporation
                                                                                 (Farmer Mac) since 1997.

                                                                                 Former Directorships: Director of
                                                                                 SEI Alpha Strategy Portfolios, LP to
                                                                                 2013. Trustee of SEI Liquid Asset
                                                                                 Trust to 2016.
------------------------------------------------------------------------------------------------------------------------------------



                                        S-23


------------------------------------------------------------------------------------------------------------------------------------
                             POSITION WITH                PRINCIPAL
                            TRUST AND LENGTH             OCCUPATIONS             OTHER DIRECTORSHIPS HELD IN THE
NAME AND YEAR OF BIRTH       OF TIME SERVED          IN THE PAST 5 YEARS                  PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian          Trustee                  Vice President,             Current Directorships: Trustee of
(Born: 1943)                (since 2005)             Compliance, AARP            The Advisors' Inner Circle Fund II,
                                                     Financial Inc., from        Bishop Street Funds and The KP
                                                     2008 to 2010. Self-         Funds.
                                                     Employed Legal and
                                                     Financial Services
                                                     Consultant since 2003.
                                                     Counsel (in-house) for
                                                     State Street Bank from
                                                     1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Bruce Speca                 Trustee                  Global Head of Asset         Current Directorships: Trustee of
(Born: 1956)                (since 2011)             Allocation, Manulife         The Advisors' Inner Circle Fund II,
                                                     Asset Management             Bishop Street Funds and The KP
                                                     (subsidiary of               Funds. Director of Stone Harbor
                                                     Manulife Financial),         Investments Funds, Stone Harbor
                                                     2010 to 2011.                Emerging Markets Income Fund
                                                     Executive Vice               (closed-end fund) and Stone Harbor
                                                     President -- Investment      Emerging Markets Total Income
                                                     Management Services,         Fund (closed-end fund).
                                                     John Hancock
                                                     Financial Services
                                                     (subsidiary of
                                                     Manulife Financial),
                                                     2003 to 2010.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.     Trustee                  Retired since 2012.         Current Directorships: Trustee of The
(Born: 1942)                (since 1999)             Self-Employed               Advisors Inner Circle Fund II, Bishop
                            Lead Independent         Consultant, Newfound        Street  Funds, The KP Funds, SEI Structured
                            Trustee                  Consultants Inc., 1997      Credit Fund, LP, SEI Daily Income
                                                     to 2011.                    Trust, SEI Institutional International
                                                                                 Trust, SEI Institutional Investments
                                                                                 Trust, SEI Institutional Managed Trust,
                                                                                 SEI Asset Allocation Trust, SEI
                                                                                 Tax Exempt Trust, Adviser Managed
                                                                                 Trust, New Covenant Funds, SEI
                                                                                 Insurance Products Trust and SEI
                                                                                 Catholic Values Trust.

                                                                                 Former Directorships: Director of
                                                                                 SEI Opportunity Fund, L.P. to 2010.
                                                                                 Director of SEI Alpha Strategy
                                                                                 Portfolios, LP to 2013. Trustee of
                                                                                 SEI Liquid Asset Trust to 2016.
                                                                                 Trustee/Director of State Street Navigator
                                                                                 Securities Lending Trust to 2017. Member
                                                                                 of the independent review committee for
                                                                                 SEI's Canadian-registered mutual funds
                                                                                 to 2017.
------------------------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.


INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the funds, and to exercise their business judgment in a manner that serves the best interests of the funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 2008.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries, his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company, and the experience he has gained serving as a trustee of the Trust since 2011.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund and portfolio manager for a $95 billion complex of asset allocation funds, his over 25 years of experience working in a management capacity with mutual fund boards, and the experience he has gained serving as a trustee of the Trust since 2011.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department, and his experience from serving as a trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. Messrs. Darr, Grause, Johnson, Speca and Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Darr, Grause, Johnson, Speca and Sullivan currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met five (5) times during the most recently completed fiscal year.

FAIR VALUE PRICING COMMITTEE. The Board has also established a standing Fair Value Pricing Committee that is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


-------------------------------------------------------------------------------------------------
                                                       AGGREGATE DOLLAR RANGE OF SHARES
                               DOLLAR RANGE OF               (ALL FUNDS IN THE
      NAME                   FUND SHARES(FUND)(1)      FAMILY OF INVESTMENT COMPANIES)(1)
-------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------
Doran                                 None                                None
-------------------------------------------------------------------------------------------------
Nesher                                None                                None
-------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
Darr                                  None                                None
-------------------------------------------------------------------------------------------------
Grause                                None                                None
-------------------------------------------------------------------------------------------------
Johnson                               None                                None
-------------------------------------------------------------------------------------------------
Krikorian                             None                                None
-------------------------------------------------------------------------------------------------
Speca                                 None                                None
-------------------------------------------------------------------------------------------------
Sullivan                              None                                None
-------------------------------------------------------------------------------------------------

(1)  Valuation date is December 31, 2016.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the Funds' most recently completed fiscal year.

-------------------------------------------------------------------------------------------------------------------
                                     PENSION OR
                                     RETIREMENT          ESTIMATED
                   AGGREGATE      BENEFITS ACCRUED     ANNUAL BENEFITS
                 COMPENSATION      AS PART OF FUND          UPON           TOTAL COMPENSATION FROM THE
   NAME         FROM THE TRUST        EXPENSES           RETIREMENT         TRUST AND FUND COMPLEX(1)
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Doran                 $0                  N/A                 N/A          $0 for service on one (1) board
-------------------------------------------------------------------------------------------------------------------
Nesher                $0                  N/A                 N/A          $0 for service on one (1) board
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Darr                $111,968              N/A                 N/A          $111,968 for service on one (1) board
-------------------------------------------------------------------------------------------------------------------
Grause              $111,968              N/A                 N/A          $111,968 for service on one (1) board
-------------------------------------------------------------------------------------------------------------------
Johnson             $111,968              N/A                 N/A          $111,968 for service on one (1) board
-------------------------------------------------------------------------------------------------------------------
Krikorian           $120,500              N/A                 N/A          $120,500 for service on one (1) board
-------------------------------------------------------------------------------------------------------------------
Speca               $111,968              N/A                 N/A          $111,968 for service on one (1) board
-------------------------------------------------------------------------------------------------------------------
Sullivan            $126,189              N/A                 N/A          $126,189 for service on one (1) board
-------------------------------------------------------------------------------------------------------------------

(1)  All funds in the Fund Complex are series of the Trust.

TRUST OFFICERS. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

------------------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR        POSITION WITH TRUST AND LENGTH OF
  OF BIRTH                    TIME SERVED                                      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Michael Beattie      President                                           Director of Client Service, SEI Investments, since
(Born: 1965)         (since 2011)                                        2004.
------------------------------------------------------------------------------------------------------------------------------------
James Bernstein        Vice President and Assistant Secretary            Attorney, SEI Investments, since 2017.
(Born: 1962)         (since 2017)
                                                                         Prior Positions: Self-employed consultant, 2017.
                                                                         Associate General Counsel & Vice President, Nationwide
                                                                         Funds Group and Nationwide Mutual Insurance
                                                                         Company, from 2002 to 2016. Assistant General Counsel
                                                                         & Vice President, Market Street Funds and Provident
                                                                         Mutual Insurance Company, from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
John Bourgeois       Assistant Treasurer                                 Fund Accounting Manager, SEI Investments, since
(Born: 1973)         (since 2017)                                        2000.
------------------------------------------------------------------------------------------------------------------------------------
Stephen Connors      Treasurer, Controller and Chief                     Director, SEI Investments, Fund Accounting, since
(Born: 1984)         Financial Officer                                   2014. Audit Manager, Deloitte & Touche LLP,
                     (since 2015)                                        from 2011 to 2014.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR        POSITION WITH TRUST AND LENGTH OF
  OF BIRTH                    TIME SERVED                                      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Dianne M.            Vice President and Secretary                        Counsel at SEI Investments since 2010. Associate
Descoteaux           (since 2011)                                        at Morgan, Lewis & Bockius LLP, from 2006 to
(Born: 1977)                                                             2010.
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery        Chief Compliance Officer                            Chief Compliance Officer of SEI Structured Credit
(Born: 1962)         (since 2006)                                        Fund, LP since 2007. Chief Compliance Officer of
                                                                         SEI Alpha Strategy Portfolios, LP from 2007 to
                                                                         2013. Chief Compliance Officer of The Advisors'
                                                                         Inner Circle Fund II, Bishop Street Funds, The KP
                                                                         Funds, The Advisors' Inner Circle Fund III,
                                                                         Winton Diversified Opportunities Fund (closed-
                                                                         end investment company), Gallery Trust, Schroder
                                                                         Series Trust, Schroder Global Series Trust, SEI
                                                                         Institutional Managed Trust, SEI Asset Allocation
                                                                         Trust, SEI Institutional International Trust, SEI
                                                                         Institutional Investments Trust, SEI Daily Income
                                                                         Trust, SEI Tax Exempt Trust, Adviser Managed
                                                                         Trust, New Covenant Funds, SEI Insurance
                                                                         Products Trust and SEI Catholic Values Trust.
                                                                         Chief Compliance Officer of SEI Opportunity
                                                                         Fund, L.P. to 2010. Chief Compliance Officer of
                                                                         O'Connor EQUUS (closed-end investment
                                                                         company) to 2016. Chief Compliance Officer of
                                                                         SEI Liquid Asset Trust to 2016. Chief Compliance
                                                                         Officer of Winton Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------
Robert Morrow        Vice President                                      Account Manager, SEI Investments, since 2007.
(Born: 1968)         (since 2017)
------------------------------------------------------------------------------------------------------------------------------------
Bridget E. Sudall    Anti-Money Laundering Compliance                    Senior Associate and AML Officer, Morgan
(Born: 1980)         Officer and Privacy Officer (since                  Stanley Alternative Investment Partners, from 2011
                     2015)                                               to 2015. Investor Services Team Lead, Morgan
                                                                         Stanley Alternative Investment Partners, from 2007
                                                                         to 2011.
------------------------------------------------------------------------------------------------------------------------------------
Lisa Whittaker       Vice President and Assistant Secretary              Attorney, SEI Investments, since 2012. Associate
(Born: 1978)         (since 2013)                                        Counsel and Compliance Officer, The Glenmede
                                                                         Trust Company, N.A., from 2011 to 2012.
                                                                         Associate, Drinker Biddle & Reath LLP, from
                                                                         2006 to 2011.
------------------------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the "NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

FOREIGN SECURITIES. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Exchange traded options on securities and indices purchased by the Funds generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Funds generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the over the counter ("OTC") option is also an exchange traded option, the Funds will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Funds will value the option at fair value in accordance with procedures adopted by the Board.

Futures and swaps cleared through a central clearing house ("centrally cleared swaps") are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Funds calculate NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS AND INDEPENDENT BROKERS. Pursuant to contracts with the Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate NAV. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting a Fund and its shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local and foreign tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY ("RIC"). Each Fund intends to qualify and elects to be treated as a RIC. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which includes dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including but not limited to, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships ("Qualifying Income Test"); and (ii) at the end of each fiscal quarter of each Fund's taxable year: (A) at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership and (B) not more than 25% of the value of its total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain DE MINIMIS failures of the diversification requirements where a Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year and these relief provisions are not available, such Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals which provide that such losses are carried over by the Funds indefinitely. If a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent the Fund fails to distribute, by the end of the calendar year, at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-
year period ending on October 31 of such year, (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment manager might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. A Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by a Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that:
(i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund's assets before it calculates the NAV) with respect to such dividend; (ii) a Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder);
(iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an ETF or an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such ETF or underlying fund.

Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in such Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the NAV of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

A Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

SALES, EXCHANGES OR REDEMPTIONS. Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on "net investment income," including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares the Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Funds will use the average basis method as their default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAX TREATMENT OF COMPLEX SECURITIES. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect a Fund's ability to qualify as a RIC, affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Certain derivative investment by the Funds, such as exchange-traded products and over-the-counter derivatives may not produce qualifying income for purposes of the "Qualifying Income Test" described above, which must be met in order for a Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the "Asset Test" described above. The Funds intend to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Funds, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Funds' determination of the "Asset Test" with respect to such derivatives.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

If a Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs", the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

FOREIGN TAXES. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of a Fund's total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at a rate of 28% and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided a Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to a Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described above. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as "FATCA" (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends they pay, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain capital gain dividends they pay, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions ("FFIs"), such as non-U.S. investment funds, and non-financial foreign entities ("NFFEs"). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Funds or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide such Fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult with their tax advisors regarding these issues.

TAX SHELTER REPORTING REGULATIONS. Under United States Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of RICs such as the Funds are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by the Funds to their shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that each Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

Fund shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from its retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in a Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, an investment manager may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the investment managers that the advantages of combined orders outweigh the possible disadvantages of combined orders.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the investment managers may select a broker based upon brokerage or research services provided to the investment managers. The investment managers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the investment managers, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the investment managers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the investment managers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the investment managers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The investment managers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the investment managers will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement or the Sub-Adviser under the Sub-Advisory Agreement. Any advisory or other fees paid to the investment managers are not reduced as a result of the receipt of research services.

In some cases the investment managers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the investment managers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment managers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment managers face a potential conflict of interest, but the investment managers believe that their allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, the investment managers may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment managers with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser or the Sub-Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) that each Fund held during its most recent fiscal year. Because the Funds are new, as of the date of this SAI, the Funds did not hold any securities of "regular brokers or dealers."

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which a Fund may invest since such contracts generally have remaining maturities of less than one-year. A Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of the Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Adviser, the Sub-Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser, the Sub-Adviser or the principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Trust's Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). Each Fund will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's NAV ("Summary Schedule")) following the second and fourth quarters in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q, and the Funds' complete schedule of investments following the second and fourth fiscal quarters will be available in Shareholder Reports filed with the SEC on Form N-CSR.

Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to Fund shareholders but will be available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-855-4-ALPHAONE. Each Fund provides information about its complete portfolio holdings within 30 days after the end of each calendar quarter on the internet at www.alphaonecapital.com.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the Custodian, Administrator or Transfer Agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating a Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of each Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of Fund shareholders and that to the extent conflicts between the interests of Fund shareholders and those of the Adviser, the Sub-

Adviser, principal underwriter, or any affiliated person of the Funds exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, each Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank each Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser, the Sub-Adviser and their affiliates or recipients of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser has delegated the responsibility for decisions regarding proxy voting for securities held by the AlphaOne VIMCO Small Cap Value Fund to the Sub-Adviser. The

Adviser and the Sub-Adviser will each vote such proxies in accordance with their respective proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually each Fund's complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 1-855-4-ALPHAONE; and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Adviser, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities, including securities that may be purchased or held by the Funds, but are required to report their personal securities transactions for monitoring purposes. In addition, access persons are required to obtain approval before investing in initial public offerings and limited offerings or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

Because the Funds are new, as of the date of this SAI, the Funds did not have any principal shareholders or control persons to report.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

DESCRIPTION OF MOODY'S GLOBAL LONG-TERM RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF MOODY'S GLOBAL SHORT-TERM RATINGS

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

o The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation;

o The nature of and provisions of the financial obligation; and the promise S&P imputes; and

o The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recoveryin the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

DESCRIPTION OF S&P'S LONG-TERM ISSUE CREDIT RATINGS*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation).

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its webpage. Such issues are denoted 'NR.'

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' rating category, or to corporate finance obligation ratings in the categories below 'CCC'.

The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as short term based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

               APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

                       ALPHAONE INVESTMENT SERVICES, LLC

                       ALPHAONE INVESTMENT SERVICES, LLC
                      PROXY VOTING POLICIES AND PROCEDURES

I. POLICY

AlphaOne Investment Services, LLC (the "ADVISER") acts as discretionary investment adviser for a private fund, clients who may be governed by the Employee Retirement Income Security Act of 1974, ("ERISA"), and as discretionary investment adviser to certain brokerage accounts. The Adviser's authority to vote proxies or act on other shareholder actions on behalf of its clients is established under the delegation of discretionary authority under its investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action in other corporate actions, the Adviser will vote all proxies or act on all other actions received in sufficient time prior to their deadlines as part of its full discretionary authority over the assets in accordance with these Proxy Voting Policies and Procedures (these "POLICIES AND PROCEDURES"). Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting on corporate actions on behalf of clients, the Adviser will act in a manner deemed prudent and diligent and will exercise its voting authority in a manner that is in the best interests of its clients and consistent with the investment objectives of the Adviser's clients.

II. PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("ADVISERS ACT"). THESE POLICIES AND PROCEDURES ALSO REFLECT THE FIDUCIARY STANDARDS AND RESPONSIBILITIES SET FORTH BY THE DEPARTMENT OF LABOR FOR ERISA ACCOUNTS.

III. PROCEDURES

The Adviser's Chief Compliance Officer ("CCO") shall be ultimately responsible for ensuring that all proxies and corporate actions received by the Adviser are voted in a timely manner and voted consistently across all portfolios or in accordance with any specific written instructions provided by a client. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section VI below) (the "GUIDELINES"), the Adviser recognizes that certain proposals may require special consideration and that a client may provide the Adviser with specific voting instructions that may differ from the Adviser's general Guidelines. Under such circumstances, the Adviser may make an exception to its general voting Guidelines. The Adviser may engage a non-affiliated third party vendor to vote proxies on behalf of its clients.

A. CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the Adviser's interests and that of one or more its clients, the Adviser shall resolve such conflict in the manner described below.

          1. VOTE IN ACCORDANCE WITH THE GUIDELINES. To the extent that the Adviser has LITTLE OR NO DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with the pre-determined voting policies set forth in the Guidelines.

          2. OBTAIN CONSENT OF CLIENTS. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the clients will include sufficient detail regarding the matter to be voted on and the nature of the Adviser's conflict that the clients would be able to make an informed decision regarding the vote. When a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

B. LIMITATIONS. In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are some circumstances where the Adviser will limit its role in voting proxies received on client securities:

          1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client.

          2. LIMITED VALUE OR TERMINATED ACCOUNT: If the Adviser concludes that the client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser will abstain from voting a client's proxies. The Adviser will also abstain from voting a client's proxies where a proxy is received for a client's account that has been terminated with the Adviser. Regardless of any applicable record date of an issuer, the Adviser will not vote proxies received for securities that are no longer held in a client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

          3. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits of the proxy proposal.

IV. RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these Policies and Procedures, and any amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records so long as it maintains a separate record identifying the statements that were received and relied upon); (iii) a record of votes cast on behalf of clients (the

Adviser may rely on records of proxy votes maintained by a proxy voting service if the service has undertaken to provide a copy of such records promptly upon request); (iv) records of client requests for proxy voting information and the Adviser's written responses to written or oral requests; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) records relating to requests made to clients regarding conflicts of interest in voting the proxy.

See Section XII of the Compliance Manual, Books and Records, as to the record retention requirements of the Advisers Act with respect to the above records.

Sub-advisers to mutual funds are typically delegated responsibility for voting proxies relating to portfolio securities held by the fund for which the sub-adviser has investment discretion or responsibility. The sub-advisers each have their own proxy voting policies and procedures.

Form N-PX. Rule 30b1-4 under the 1940 Act requires mutual funds, as registered investment companies, to file, by August 31 of each year, their complete proxy voting records on Form N-PX for the 12-month period ended June 30. The CCO will review all reports on Form N-PX of the mutual fund clients of AlphaOne and assist the funds in the timely filing of all such reports on Form N-PX.

V. DISCLOSURE TO CLIENTS

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advising clients how they may obtain information on how the Adviser voted their securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. Finally, Rule 206(4)-6 under the Advisers Act requires registered investment advisers to provide clients with a concise summary of the adviser's proxy voting policies and procedures and, upon request, to provide clients with a copy of such policies and procedures.

VI. GUIDELINES

Each proxy proposal or shareholder action will be considered individually. The following is a guideline on how the Adviser will vote certain proposals that are subject to shareholder approval. The vote recommendations set forth below are guidelines with respect to certain proposals and are not intended to be rigid voting rules as the manner in which proxies are ultimately voted will depend on market conditions and other extenuating facts and circumstances (i.e. proxy contests and the performance of an issuer) that may affect the Adviser's voting decisions.

Where the Guidelines outline the Adviser's voting position to be determined on a "case by case" basis for such proxy proposal, or such or such proposal is not listed in the Guidelines, then the Adviser will choose either to vote the proxy in accordance with the voting recommendation of a non-affiliated third party vendor, or will vote the proxy pursuant to client direction. The method selected by the Adviser will depend on the facts and circumstances of each situation and the requirements of applicable law.

------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL                                                                                              VOTING ACTION
------------------------------------------------------------------------------------------------------------------------------------
Proposals relating to an issuer's board of directors such as the following:                           Approve

proposals to elect of members of an issuer's board of directors, except if there is a proxy fight;

proposals that provide for the limitation of directors' liability, provided however, that proposals providing for the indemnification of directors and or officers shall be evaluated and voted on a case-by-case basis after evaluating applicable laws and extent of protection required; and

proposals that establish staggered terms for the board of directors
------------------------------------------------------------------------------------------------------------------------------------
Proposals relating to eliminating mandatory director retirement policies                              Case-by-Case basis
------------------------------------------------------------------------------------------------------------------------------------
Proposals relating to anti-takeover measures such as the following: proposals to                      Oppose
limit the ability of shareholders to call special meetings; proposals to require super majority votes;

proposals requesting excessive increases in authorized common or preferred stock where management provides no explanation for the need or use of capital stock;
and

proposals permitting "green mail"
------------------------------------------------------------------------------------------------------------------------------------
Proposals providing for cumulative voting rights                                                      Oppose
------------------------------------------------------------------------------------------------------------------------------------
Proposals approving the elimination of preemptive rights                                              Approve

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the US and can restrict management's ability to raise new capital. The Adviser will approve the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g. on proposed issues representing more than an acceptable level of total dilution.
------------------------------------------------------------------------------------------------------------------------------------
Proposals regarding the establishment as to the date and place of annual meetings                     Approve
------------------------------------------------------------------------------------------------------------------------------------
Proposals providing for confidential voting                                                           Approve

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote in proxy issues. The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises
------------------------------------------------------------------------------------------------------------------------------------
Proposals approving the election of auditors recommended by management,                               Approve
unless the issuer is seeking to replace the existing auditor due to a dispute over policies
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL                                                                                              VOTING ACTION
------------------------------------------------------------------------------------------------------------------------------------
Proposals providing for a limitation on charitable contributions or fees paid to                      Approve
lawyers
------------------------------------------------------------------------------------------------------------------------------------
Proposals relating to social issues, unless otherwise specified by client mandate or                  Oppose
guidelines
------------------------------------------------------------------------------------------------------------------------------------
Proposals approving the establishment of or amendment to existing employee stock                      Approve
option plans, stock purchase plans and 401(k) Plans
------------------------------------------------------------------------------------------------------------------------------------
Proposals approving stock options and stock grants to management and directors                        Case-by-Case
------------------------------------------------------------------------------------------------------------------------------------

                  VILLANOVA INVESTMENT MANAGEMENT COMPANY, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

I. POLICY

Villanova Investment Management Company, LLC (the "ADVISER") acts as discretionary investment adviser for a private fund, clients who may be governed by the Employee Retirement Income Security Act of 1974, ("ERISA"), and as discretionary investment adviser to certain brokerage accounts. The Adviser's authority to vote proxies or act on other shareholder actions on behalf of its clients is established under the delegation of discretionary authority under its investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action in other corporate actions, the Adviser will vote all proxies or act on all other actions received in sufficient time prior to their deadlines as part of its full discretionary authority over the assets in accordance with these Proxy Voting Policies and Procedures (these "POLICIES AND PROCEDURES"). Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting on corporate actions on behalf of clients, the Adviser will act in a manner deemed prudent and diligent and will exercise its voting authority in a manner that is in the best interests of its clients and consistent with the investment objectives of the Adviser's clients.

II. PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("ADVISERS ACT"). THESE POLICIES AND PROCEDURES ALSO REFLECT THE FIDUCIARY STANDARDS AND RESPONSIBILITIES SET FORTH BY THE DEPARTMENT OF LABOR FOR ERISA ACCOUNTS.

III. PROCEDURES

The Adviser's Chief Compliance Officer ("CCO") shall be ultimately responsible for ensuring that all proxies and corporate actions received by the Adviser are voted in a timely manner and voted consistently across all portfolios or in accordance with any specific written instructions provided by a client. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section VI below) (the "GUIDELINES"), the Adviser recognizes that certain proposals may require special consideration and that a client may provide the Adviser with specific voting instructions that may differ from the Adviser's general Guidelines. Under such circumstances, the Adviser may make an exception to its general voting Guidelines. The Adviser may engage a non-affiliated third party vendor to vote proxies on behalf of its clients.

     A. CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the Adviser's interests and that of one or more its clients, the Adviser shall resolve such conflict in the manner described below.

          1. VOTE IN ACCORDANCE WITH THE GUIDELINES. To the extent that the Adviser has LITTLE OR NO DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with the pre-determined voting policies set forth in the Guidelines.

          2. OBTAIN CONSENT OF CLIENTS. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the clients will include sufficient detail regarding the matter to be voted on and the nature of the Adviser's conflict that the clients would be able to make an informed decision regarding the vote. When a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

     B. LIMITATIONS. In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are some circumstances where the Adviser will limit its role in voting proxies received on client securities:

          1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client.

          2. LIMITED VALUE OR TERMINATED ACCOUNT: If the Adviser concludes that the client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser will abstain from voting a client's proxies. The Adviser will also abstain from voting a client's proxies where a proxy is received for a client's account that has been terminated with the Adviser. Regardless of any applicable record date of an issuer, the Adviser will not vote proxies received for securities that are no longer held in a client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

          3. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits of the proxy proposal.

IV. RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these Policies and Procedures, and any amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records so long as it maintains a separate record identifying the statements that were received and relied upon); (iii) a record of votes cast on behalf of clients (the Adviser may rely on records of proxy votes maintained by a proxy voting service if the service has undertaken to provide a copy of such records promptly upon request); (iv) records of client requests for proxy voting information and the Adviser's written responses to written or oral requests; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) records relating to requests made to clients regarding conflicts of interest in voting the proxy.

See Section XII of the Compliance Manual, Books and Records, as to the record retention requirements of the Advisers Act with respect to the above records.

Sub-advisers, such as VIMCO, to mutual funds are typically delegated responsibility for voting proxies relating to portfolio securities held by the fund for which the sub-adviser has investment discretion or responsibility. The sub-advisers, such as VIMCO, each have their own proxy voting policies and procedures.

Form N-PX. Rule 30b1-4 under the 1940 Act requires mutual funds, as registered investment companies, to file, by August 31 of each year, their complete proxy voting records on Form N-PX for the 12-month period ended June 30. The CCO will review all reports on Form N-PX of the mutual fund clients of VIMCO and assist the funds in the timely filing of all such reports on Form N-PX.

V. DISCLOSURE TO CLIENTS

The Adviser will describe in its Part 2 of Form ADV its proxy voting policies and procedures and advising clients how they may obtain information on how the Adviser voted their securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. Finally, Rule 206(4)-6 under the Advisers Act requires registered investment advisers to provide clients with a concise summary of the adviser's proxy voting policies and procedures and, upon request, to provide clients with a copy of such policies and procedures.

VI. GUIDELINES

Each proxy proposal or shareholder action will be considered individually. The following is a guideline on how the Adviser will vote certain proposals that are subject to shareholder approval. The vote recommendations set forth below are guidelines with respect to certain proposals and are not intended to be rigid voting rules as the manner in which proxies are ultimately voted will depend on market conditions and other extenuating facts and circumstances (i.e., proxy contests and the performance of an issuer) that may affect the Adviser's voting decisions.

Where the Guidelines outline the Adviser's voting position to be determined on a "case by case" basis for such proxy proposal, or such or such proposal is not listed in the Guidelines, then the Adviser will choose either to vote the proxy in accordance with the voting recommendation of a non-affiliated third party vendor, or will vote the proxy pursuant to client direction. The method selected by the Adviser will depend on the facts and circumstances of each situation and the requirements of applicable law.

------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL                                                                                       VOTING ACTION
------------------------------------------------------------------------------------------------------------------------------------
Proposals relating to an issuer's board of directors such as the following:                    Approve
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL                                                                                       VOTING ACTION
------------------------------------------------------------------------------------------------------------------------------------
proposals to elect of members of an issuer's board of directors, except if there is a proxy fight;

proposals that provide for the limitation of directors' liability, provided however, that proposals providing for the indemnification of directors and or officers shall be evaluated and voted on a case-by-case basis after evaluating applicable laws and extent of protection required; and

proposals that establish staggered terms for the board of directors
------------------------------------------------------------------------------------------------------------------------------------
Proposals relating to eliminating mandatory director retirement policies                       Case-by-Case
                                                                                               basis
------------------------------------------------------------------------------------------------------------------------------------
Proposals relating to anti-takeover measures such as the following: proposals to               Oppose
limit the ability of shareholders to call special meetings; proposals to require super majority votes;

proposals requesting excessive increases in authorized common or preferred stock where management provides no explanation for the need or use of capital stock;
and

proposals permitting "green mail"
------------------------------------------------------------------------------------------------------------------------------------
Proposals providing for cumulative voting rights                                               Oppose
------------------------------------------------------------------------------------------------------------------------------------
Proposals approving the elimination of preemptive rights                                       Approve

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the US and can restrict management's ability to raise new capital. The Adviser will approve the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g. on proposed issues representing more than an acceptable level of total dilution.
------------------------------------------------------------------------------------------------------------------------------------
Proposals regarding the establishment as to the date and place of annual meetings              Approve
------------------------------------------------------------------------------------------------------------------------------------
Proposals providing for confidential voting                                                    Approve

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote in proxy issues. The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL                                                                                       VOTING ACTION
------------------------------------------------------------------------------------------------------------------------------------
Proposals approving the election of auditors recommended by management, unless                 Approve
the issuer is seeking to replace the existing auditor due to a dispute over policies
------------------------------------------------------------------------------------------------------------------------------------
Proposals providing for a limitation on charitable contributions or fees paid to               Approve
lawyers
------------------------------------------------------------------------------------------------------------------------------------
Proposals relating to social issues, unless otherwise specified by client mandate or           Oppose
guidelines
------------------------------------------------------------------------------------------------------------------------------------
Proposals approving the establishment of or amendment to existing employee                     Approve
stock option plans, stock purchase plans and 401(k) Plans
------------------------------------------------------------------------------------------------------------------------------------
Proposals approving stock options and stock grants to management and directors                 Case-by-Case
------------------------------------------------------------------------------------------------------------------------------------